Contingent Liabilities	9 Months Ended
Jul. 31, 2022
Disclosure of credit risk exposure [abstract]
Contingent Liabilities

NOTE 18:  CONTINGENT LIABILITIES
Other than as described below, there have been no new significant events or transactions as previously identified in Note 27 of the Bank’s 2021 Annual Consolidated Financial Statements.
LEGAL AND REGULATORY MATTERS
LITIGATION
In the ordinary course of business, the Bank and its subsidiaries are involved in various legal and regulatory actions, including but not limited to civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. The Bank establishes provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at July 31, 2022, the Bank’s RPL is from zero to approximately $1.39 billion (October 31, 2021 – from zero to approximately $1.45 billion). The Bank’s provisions and RPL represent the Bank’s best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank’s provisions and/or RPL to be significantly different from its actual or RPL. For example, the Bank’s estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved
issues in many of the proceedings, some of which are beyond the Bank’s control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminate damages.
In management’s opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank’s consolidated results of operations for any particular reporting period.
Stanford Litigation
–
On January 20, 2022, in the US
Rotstain v. Trustmark National Bank, et al
action, the Court issued an order granting in part and denying in part the Bank’s motion for summary judgment. Also on January 20, 2022, the
Rotstain
Court issued a Suggestion of Remand that recommended to the Judicial Panel on Multidistrict Litigation (“JPML”) that the
Rotstain
matter be remanded for further proceedings to the Southern District of Texas. That day, the JPML issued a Conditional Remand Order, which took effect on January 27, 2022. On March 10, 2022, the
Rotstain
matter was transferred to the Southern District of Texas. On April 29, 2022, the bank defendants, including the Bank, moved to dismiss certain of plaintiffs’ claims for lack of jurisdiction and lack of standing. Briefing on the bank defendants’ motion to dismiss was completed on May 27, 2022. On May 23, 2022, the Bank also filed a motion for summary judgment on the grounds that all of the claims asserted by the Official Stanford Investors Committee (OSIC) are precluded by the Ontario Superior Court of Justice’s June 8, 2021 judgment. On June 13, 2022, OSIC filed an opposition to the Bank’s summary judgment motion and cross-moved for summary judgment on the Bank’s affirmative defenses of res judicata
and collateral estoppel. Briefing on the motions was completed on July 12, 2022.
On June 9, 2022, the Court entered an order setting the
Rotstain
matter for trial beginning on February 27, 2023.
A joint status report was filed in the
Smith v. Independent Bank et al.
action on January 31, 2022. In the report, the removing bank defendant requested a status conference to address how to resolve the overlapping issues with the
Rotstain
litigation. Plaintiffs’ position is that the
Smith
matter should continue to be stayed.
In Ontario, the hearing of the appeal in the Joint Liquidators’ action took place on
April 20-21, 2022.
The Court of Appeal for Ontario has taken the matter under reserve and will issue a written decision in due course.

Credit Card Fees –
On December 10, 2021, after a joint settlement approval hearing on December 6, 2021, the national settlement was approved by the five courts in which the actions were filed.
Rothstein Litigation
– During the second quarter of 2022, the Bank reached a settlement in
TD Bank, N.A. v. Lloyd’s Underwriters et al
., in Canada, pursuant to which the Bank recovered losses resulting from the previous resolution by the Bank of multiple proceedings in the U.S. related to an alleged Ponzi scheme perpetrated by, among others, Scott Rothstein. The amount was recovered in the second quarter of 2022 and was recorded in Other income (loss) on the Interim Consolidated Statement of Income.
TD Ameritrade Stockholder Litigation
–
On January 20, 2022, the parties (i.e., plaintiff and all defendants
)
informed the Court that they had reached an agreement in principle to resolve the action subject to the parties’ ability to satisfy certain conditions and their submission of a stipulation memorializing the settlement within 45 days. On March 25, 2022, the parties (i.e., plaintiff and all defendants) filed their stipulation and agreement of settlement, compromise and release. The court has scheduled a settlement hearing for September 21, 2022.